SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Assets) (Details)	Dec. 31, 2025
Buildings [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Leasehold improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Motor Vehicles [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Office Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Internal use software [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Internal use software [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	15 years